INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Equity	$ 12,235,038	$ 8,443,153	$ 7,714,873	$ 7,484,576
Investments in non-consolidated companies	751,475	471,306	513,648
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Equity	$ 3,897,381	2,861,000
Proportion of ownership interest in associate	20.41%
Investments in non-consolidated companies	$ 681,711	$ 422,948	$ 486,643
Purchase price allocation	54,141
Goodwill	186,262
Impairment	(354,136)
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 795,444